Description of Business and Segmented Disclosures - Schedule of Geographical Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 66,897	$ 46,357	[1]	$ 13,543	[1]
Non-Current Assets	42,447	40,968
Assets held for sale, included in total assets, divested	1,300
Canada
Disclosure of geographical areas [line items]
Revenue	33,222	23,768		8,715
Non-Current Assets	35,194	33,981
Assets held for sale, included in total assets, divested	1,300
United States
Disclosure of geographical areas [line items]
Revenue	32,313	21,326		4,828
Non-Current Assets	4,824	4,093
China
Disclosure of geographical areas [line items]
Revenue	1,362	1,263		$ 0
Non-Current Assets	2,064	2,583
Indonesia
Disclosure of geographical areas [line items]
Non-Current Assets	$ 365	$ 311

[1]	See Note 3X for revisions to prior period results.